Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Securities
Amortized cost	$ 49,970	$ 48,466
Loans
Consumer instalment and other personal	77,164	70,148
Credit cards	8,103	7,889
Business and government	239,809	245,662
Deposits	685,631	659,034
Securitization and structured entities' liabilities	25,486	26,889
Subordinated debt	6,893	8,416
Fair Value [Member]
Securities
Amortized cost	49,810	49,009
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	49,970	48,466
Loans
Residential mortgages	135,653	126,882
Consumer instalment and other personal	76,627	69,480
Credit cards	7,827	7,556
Business and government	233,066	238,239
Loans net of allowance for loan losses	453,173	442,157
Deposits	662,827	640,961
Securitization and structured entities' liabilities	24,631	26,889
Subordinated debt	6,893	8,416
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	49,810	49,009
Loans
Residential mortgages	135,461	128,815
Consumer instalment and other personal	76,791	70,192
Credit cards	7,827	7,556
Business and government	233,670	239,929
Loans net of allowance for loan losses	453,749	446,492
Deposits	663,558	643,156
Securitization and structured entities' liabilities	24,809	27,506
Subordinated debt	$ 7,087	$ 8,727